Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Toronto, Canada
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Psyence Biomedical Ltd. (the “Company”) as at March 31, 2025 and 2024, and the related consolidated statements of net income (loss) and comprehensive income (loss), changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended March 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as at March 31, 2025 and 2024, and the results of its consolidated operations and its consolidated cash flows for each of the years in the three-year period ended March 31, 2025, in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board.